Income Tax (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal
Current					$ 759,647
Deferred					(201,748)	(211,191)
State
Current
Deferred
Change in valuation allowance					201,748	211,191
Income tax provision	$ 34,182	$ 261,453	$ 596,110	$ 261,453	$ 759,647